S000004339 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	305 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Total Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.05%	13.07%	14.22%
S&P 900 Value Index (Spliced) (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	12.87%	12.85%	11.71%
iShares Core S&P U.S. Value ETF
Prospectus [Line Items]
Average Annual Return, Percent		12.84%	12.80%	11.68%
Performance Inception Date					Jul. 24, 2000
iShares Core S&P U.S. Value ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.32%	12.24%	11.07%
iShares Core S&P U.S. Value ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.90%	10.13%	9.52%

[1]	The S&P 900 Value Index (Spliced) reflects the performance of the Russell 3000 Value Index through January 22, 2017 and the S&P 900 Value Index thereafter, which reflect the times when each index was the Underlying Index of the Fund.